Cover	Feb. 11, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2021
Entity File Number	000-52421
Entity Registrant Name	ADVANCED BIOENERGY, LLC
Entity Central Index Key	0001325740
Entity Tax Identification Number	20-2281511
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Box 201759
Entity Address, City or Town	Bloomington
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55420
City Area Code	None
Local Phone Number	None
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	8000 Norman Center Drive
Entity Address, Address Line Two	Suite 610
Entity Address, City or Town	Bloomington
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55437